REVENUE (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,
	2020	2019
	(in millions)
Agriculture	$2,541	$3,095
Construction	420	757
Commercial and Specialty Vehicles	1,739	2,698
Powertrain	763	1,133
Eliminations and Other	(313)	(615)
Total Industrial Activities	$5,150	$7,068
Financial Services	441	519
Eliminations and Other	(13)	(20)
Total Revenues	$5,578	$7,567

	Six Months Ended June 30,
	2020	2019
	(in millions)
Agriculture	$4,785	$5,585
Construction	842	1,397
Commercial and Specialty Vehicles	3,760	5,112
Powertrain	1,516	2,169
Eliminations and Other	(760)	(1,189)
Total Industrial Activities	$10,143	$13,074
Financial Services	930	993
Eliminations and Other	(34)	(43)
Total Revenues	$11,039	$14,024
The following table disaggregates revenues by major source for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$4,946	$6,808
Rendering of services and other revenues	126	159
Rents on assets sold with a buy-back commitment	78	101
Revenues from sales of goods and services	5,150	7,068
Finance and interest income	254	291
Rents and other income on operating lease	174	208
Finance, interest and other income	428	499
Total Revenues	$5,578	$7,567

	Six Months Ended June 30,
	2020	2019
	(in millions)
Revenues from:
Sales of goods	$9,701	$12,565
Rendering of services and other revenues	282	304
Rents on assets sold with a buy-back commitment	160	205
Revenues from sales of goods and services	10,143	13,074
Finance and interest income	527	579
Rents and other income on operating lease	369	371
Finance, interest and other income	896	950
Total Revenues	$11,039	$14,024